Earnings / (Loss) per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings / (Loss) per share
Profit/(Loss) from continuing operations for the year attributable to equity holders of the Parent Company	$ 4,115,151	$ (98,748,709)	$ (129,089,559)
Loss from discontinued operations for the year attributable to equity holders of the Parent Company	$ (1,058,675)	$ (24,830,739)	$ (12,399,838)
Weighted average number of ordinary shares outstanding during the year for basic EPS	6,785,700	6,785,700	6,785,700
Weighted average number of ordinary shares adjusted for the effect of dilution	11,026,477	11,026,477	11,026,477
Profit/(Loss) per share attributable to equity holders of the Parent Company from continuing operations - basic	$ 0.61	$ (14.61)	$ (19.10)
Profit/(Loss) per share attributable to equity holders of the Parent Company from continuing operations - diluted	0.37	(14.61)	(19.10)
Profit/(Loss) per share attributable to equity holders of the Parent Company - basic	0.45	(18.28)	(20.92)
Profit/(Loss) per share attributable to equity holders of the Parent Company - Diluted	$ 0.28	$ (18.28)	$ (20.92)